Fair Value Measurement -Summary of significant unobservable inputs adopted in the valuation (Detail) - Significant Unobservable Inputs (Level 3) - Valuation, Income Approach	Mar. 31, 2021	Mar. 31, 2020
Revenue growth rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.08	0.12
Revenue growth rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	3.27	2.17
Weighted average cost of capital
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.30	0.20
Lack of Marketability Discount
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.30	0.30
EBIT margin rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.17	(0.295)
EBIT margin rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value measurement input	0.29	0.273